SCHEDULE VI - Supplementary Information for Property-Casualty Insurance Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Abstract]
Deferred policy acquisition costs	$ 786.6	$ 515.8	$ 403.3
Reserve for losses and loss adjustment expenses	2,448.9	2,045.2	1,386.5
Unearned premiums	3,149.5	2,618.6	2,113.7
Net premiums earned	1,832.6	1,500.5	1,159.7
Net investment income	119.5	40.7	20.6
Loss and loss expenses incurred related to current year	(761.7)	(852.3)	(706.4)
Loss and loss expenses incurred related to prior year	62.9	22.1	9.6
Policy acquisition expenses	723.8	384.4	250.1
Net paid losses and loss expenses	439.5	324.7	528.6
Net premiums written	$ 2,136.6	$ 1,858.4	$ 1,606.6